Share-Based Compensation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHARE BASED COMPENSATION
Equity-settled plans	CAD 48	CAD 48
Cash-settled plans	334	395
Total share-based compensation expense	CAD 382	CAD 443